Capital Transactions	6 Months Ended
Jun. 30, 2021
Capital Transaction [Abstract]
CAPITAL TRANSACTIONS
7.	CAPITAL TRANSACTIONS

Common stock issued in private placements

On January 7, 2021, the Company entered into certain securities purchase agreement with two investors, the Chairman and CEO of the Company, Ouyang Renmei and another shareholder pursuant to which the Company agreed to sell an aggregate of 15,000,000 shares of Common Stock, at a per share market price of $1.63. The transaction was consummated on January 12, 2021 by issuance of 15,000,000 shares of Common Stock. The Company received proceeds of $24,450,000 in January 2021.

Common stock issued in registered direct offering

On January 20, 2021, the Company entered into a securities purchase agreement, pursuant to which the Company agreed to sell to certain investor an aggregate of 478,468 shares of common stock in a registered direct offering, for gross proceeds of approximately $1.07 million. The Company received proceeds of $834,845 in January 2021 after deducting the agent commission and other professional fee.

On February 8, 2021, the Company entered into a securities purchase agreement, pursuant to which the Company agreed to sell to certain investor an aggregate of 775,000 shares of common stock in a registered direct offering, for gross proceeds of approximately $1.62 million. The Company received proceeds of $1,358,144 in February 2021 after deducting the agent commission and other professional fee.

Common stocks issued for exercise of warrants by holders of warrants

On March 10, 2021, the Company entered into certain waiver and warrant exercise agreements with some institutional investors, which modified (a) 100,000 warrants with an exercise price of $1.32 originally issued on April 15, 2019 in a common stock private placement and (b) 1,530,000 warrants with an exercise price of $2.20 originally issued on March 23, 2019 in a common stock private placement. The modification of these warrant agreements lowered the exercise prices to $0.95 per warrant and $1.17 per warrant, respectively, and allowed the holders to exercise the warrants on a cashless basis. In March 2021, the holders exercised 1,630,000 warrants on a cashless basis, resulting in the issuance of 808,891 shares of common stock. The Company recorded the modification and the cashless exercise of the warrants as a reduction of retained earnings, similar to a dividend, and an increase in additional paid-in capital, using a fair value of $1,439,826, estimated according to “free distribution” accounting practice.

On March 10, 2021, the Company entered into certain waiver and warrant exercise agreements with some institutional investors, which modified (a) 100,000 warrants with an exercise price of $1.32 originally issued on April 15, 2019 in a common stock private placement and (b) 1,530,000 warrants with an exercise price of $2.20 originally issued on March 23, 2019 in a common stock private placement. The modification of these warrant agreements lowered the exercise prices to $0.95 per warrant and $1.17 per warrant, respectively, and allowed the holders to exercise the warrants on a cashless basis. In March 2021, the holders exercised 1,630,000 warrants on a cashless basis, resulting in the issuance of 808,891 shares of common stock. The Company recorded the modification and the cashless exercise of the warrants as a reduction of retained earnings, similar to a dividend, and an increase in additional paid-in capital, using a fair value of $1,439,826, estimated according to “free distribution” accounting practice.

On March 4, 2021, the Company issued 750,000 fully-vested warrants with an exercise price of $0.01, with a five-year life, to an agent who was engaged to complete the warrant waiver and exercise agreements. The Company applied Black-Scholes model and determined the fair value of the warrants to be $1.7 million. Significant estimates and assumptions used included stock price on March 4, 2021 of $2.27 per share, risk-free interest rate of one year of 0.08%, life of 5 years, and volatility of 71.57%.

On April 27, 2021, the Company entered warrant exercise agreements and received proceeds of $7,500 and issued 750,000 common stock.

Warrants

A summary of warrants activity for the six months ended June 30, 2021 was as follows:

	Number of shares	Weighted average life	Weighted average exercise price	Intrinsic Value

Balance of warrants outstanding and exercisable as of December 31, 2020	1,903,370	3.13 years	$21
Granted	750,000	5 years	0.01
Exercised	(2,380,000)		$1.48
Balance of warrants outstanding and exercisable as of June 30, 2021	273,370	1.44 years	$21	0